Net defined benefit assets (liability) - Summary of Reconciliation of Net Employee Defined Benefit Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	$ 5,346	$ 504	$ (7,670)
Current service cost	(2,690)	(2,725)	(2,860)
Interest (cost) income	190	(74)	(250)
Past service cost	(62)	(13)	(16)
Return on plan assets	(335)	(251)	172
Experience gain (loss)	(440)	80	(3,959)
Actuarial changes arising from changes in financial assumptions	(5,633)	2,295	10,874
Employer contributions	4,875	4,572	3,911
Benefits paid	(178)	970	325
Others	(15)	(12)	(23)
Ending balance	1,058	5,346	504
Defined benefit obligation
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	(31,440)	(30,332)	(34,593)
Current service cost	(2,690)	(2,725)	(2,860)
Interest (cost) income	(2,015)	(1,715)	(972)
Past service cost	(62)	(13)	(16)
Return on plan assets	0	0	0
Experience gain (loss)	(440)	80	(3,959)
Actuarial changes arising from changes in financial assumptions	(5,633)	2,295	10,874
Employer contributions	0	0	0
Benefits paid	1,238	970	1,194
Others	0	0	0
Ending balance	(41,042)	(31,440)	(30,332)
Fair value of assets
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	37,159	31,197	27,413
Current service cost	0	0	0
Interest (cost) income	2,205	1,641	722
Past service cost	0	0	0
Return on plan assets	(335)	(251)	172
Experience gain (loss)	0	0	0
Actuarial changes arising from changes in financial assumptions	0	0	0
Employer contributions	4,875	4,572	3,911
Benefits paid	(1,416)	0	(869)
Others	0	0	(152)
Ending balance	42,488	37,159	31,197
Other employee benefits liability
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	(373)	(361)	(490)
Current service cost	0	0	0
Interest (cost) income	0	0	0
Past service cost	0	0	0
Return on plan assets		0	0
Experience gain (loss)	0	0	0
Actuarial changes arising from changes in financial assumptions	0	0	0
Employer contributions	0	0	0
Benefits paid	0	0	0
Others	(15)	(12)	129
Ending balance	$ (388)	$ (373)	$ (361)